Note 2 - Summary of Significant Accounting Policies 1 (Details Textual) shares in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2019	Jan. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Apr. 01, 2019 USD ($)	Jan. 01, 2019 USD ($)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax, Total			$ 0		$ 0		$ 0	$ 0
Warranty Period					1 year		1 year
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation | shares					0		0	0
Number of Operating Segments					1
Operating Lease, Right-of-Use Asset			5,192,000		$ 5,192,000				$ 6,000,000
Operating Lease, Liability, Total			5,192,000		5,192,000				$ 6,000,000
Other Nonoperating Income (Expense), Total			$ 299,000	$ 242,000	$ 868,000	$ 710,000	$ (13,000)	$ 11,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset										$ 1,800,000
Operating Lease, Liability, Total										$ 1,800,000
Operating Leases, Rent Expense, Sublease Rentals				(240,000)		720,000
Other Nonoperating Income (Expense), Total				$ 240,000		$ 720,000
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers					0		0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers			0	0	0	0	0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage			96.00%	94.00%	94.00%	94.00%	94.00%	95.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10	40